Segment Financial Information - Supplemental Geographic Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of operating segments [line items]
Domestic sales	$ 42,823,648	$ 807,020,214	$ 980,559,538	$ 877,360,038
Total export sales	31,087,083	585,842,291	691,886,610	508,539,112
Services income	483,342	9,108,680	8,673,002	11,130,569
Total sales	$ 74,394,073	1,401,971,185	1,681,119,150	1,397,029,719
United States [member]
Disclosure of operating segments [line items]
Total export sales		372,134,617	434,838,159	302,912,999
Canada, Central and South America [member]
Disclosure of operating segments [line items]
Total export sales		3,102,066	11,274,714	13,943,080
Europe [member]
Disclosure of operating segments [line items]
Total export sales		131,498,445	158,900,339	71,470,613
Other [member]
Disclosure of operating segments [line items]
Total export sales		$ 79,107,163	$ 86,873,398	$ 120,212,420